Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Summary of stock options activity

The following table summarizes the share options for the years ended December 31, 2023, 2024 and 2025:

		Weighted-Average	Weighted
		per Share	Average
	Number of	Exercise	Remaining	Aggregate
	shares	Price	Contractual Term	Intrinsic Value
		US$	Years	US$
Outstanding as of December 31, 2022	114,000,000	0.76	8.12	—
Granted	30,000,000	0.40	—	—
Outstanding as of December 31, 2023	144,000,000	0.69	7.53	—
Cancelled	(84,000,000)	0.81	—	—
Outstanding as of December 31, 2024	60,000,000	0.50	7.02	—
Outstanding at of December 31, 2025	60,000,000	0.50	6.04	—
Vested as of December 31, 2025	60,000,000	0.50	6.04	—
Exercisable as of December 31, 2025	60,000,000	0.50	6.04	—

Summary of assumptions used to determine the fair value of stock options

The assumptions used to estimate the fair value of the share options granted were as follows:

For the Year Ended December 31,
2023
Risk-free rate of return (1)	3.85% to 3.92%
Dividend yield (2)	0%
Expected volatility (3)	124.86%
Expected term (4)	10 years
Exercise multiple (5)	2.80
Fair value of ordinary share	US$0.12 per ordinary share
1)	The risk-free rate of return was estimated based on the yield of US Strip Bond with a maturity life equal to the remaining maturity life of the Company’s options as of the valuation date.
2)	Dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future.
3)	The expected volatility was estimated based on the historical volatility of comparable peer public companies and the Company with a time horizon close to the contract life of the Company’s options.
4)	Expected term is the contract life of the option.
5)	The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it has considered the statistics by making reference to a widely-accepted academic research publication.

Restricted Share Units
Summary of restricted shares units activity

The following table summarizes the RSUs activity for the years ended December 31, 2023, 2024 and 2025:

	Number of	Weighted average
	shares	grant date fair value
		US$
Outstanding as of December 31, 2022	123,791,055	0.60
Granted	102,323,925	0.15
Forfeited	(28,129,155)	0.29
Vested	(51,031,395)	0.60
Outstanding as of December 31, 2023	146,954,430	0.35
Granted	494,060,175	0.10
Forfeited	(21,423,390)	0.22
Vested	(49,645,830)	0.61
Outstanding as of December 31, 2024	569,945,385	0.12
Granted	229,907,010	0.07
Forfeited	(62,462,055)	0.07
Vested	(186,096,045)	0.16
Outstanding as of December 31, 2025	551,294,295	0.09